Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events

Note 9. Subsequent Events

The Company has completed an evaluation of all subsequent events through May 30, 2025 , the date the unaudited condensed financial statements were issued, to ensure that these unaudited condensed financial statements include appropriate disclosure of events both recognized in the unaudited condensed financial statements and events which occurred but were not recognized in the unaudited condensed financial statements.

In April 2025, the Company borrowed a total of $3.6 million from Prophase, a related party of the Company due to having common executives, pursuant to loan agreements between the Company and Prophase (the “Prophase April 2025 Loans”). The Prophase 2025 Loans bear interest at 6% per annum and are due in May 2025. Given that Prophase is a related party, the Company and Prophase have mutually agreed to defer repayment of the past due loans until a time that is mutually agreed upon by both parties.

Additionally, in April 2025, the Company funded additional advances under the Third Amended Note, of $0.2 million.

Pursuant to the Business Combination Agreement, on April 30, 2025, the Mergers were completed (see Note 1). In connection with the completion of the Mergers, the Amended Note issued to Iris (see Note 7) was netted as Iris and Liminatus are now one consolidated entity.

Subsequent to the Business Combination, $3.4 million of the Prophase April 2025 Loans were converted into funds of the private investment into the combined company.

Note 9. Subsequent Events

The Company has completed an evaluation of all subsequent events through May 6, 2025, the date the financial statements were issued, to ensure that these financial statements include appropriate disclosure of events both recognized in the financial statements and events which occurred but were not recognized in the financial statements.

On January 2, 2025 and January 23, 2025, the Company borrowed a total of $0.3 million from Amantes, a related party of the Company due to having common executives, pursuant to loan agreements between the Company and Amanates (the “Amantes January 2025 Loans”). The Amantes January 2025 Loans bear interest at 6% per annum and are due on March 1, 2025 and March 22, 2025, respectively, which may be extended upon mutual agreement of the parties.

On February 12, 2025, the Company borrowed $0.2 million from Prophase, a related party of the Company due to having common executives, pursuant to a loan agreement between the Company and Prophase (the “Prophase February 2025 Loan”). The Prophase February 2025 Loan bears interest at 6% per annum and is due on April 11, 2025, which may be extended upon mutual agreement of the parties.

On March 7, 2025, the Company borrowed $0.2 million from Prophase, a related party of the Company due to having common executives, pursuant to a loan agreement between the Company and Prophase (the “Prophase March 2025 Loan”). The Prophase March 2025 Loan bears interest at 6% per annum and is due on June 6, 2025, which may be extended upon mutual agreement of the parties.

On April 3, 2025, April 14, 2025 and April 15, 2025, the Company borrowed a total of $3.6 million from Prophase, a related party of the Company due to having common executives, pursuant to loan agreements between the Company and Prophase (the “Prophase April 2025 Loans”). The Prophase 2025 Loans bear interest at 6% per annum and are due on May 2, 2025, May 13, 2025, and May 14, 2025, respectively, which may be extended upon mutual agreement of the parties.

On January 7, 2025, February 13, 2024, March 7, 2025, April 3, 2025, and April 24, 2025, the Company funded additional advances under the Amended Note, as discussed in Note 7 to these financial statements, of $4.3 million.

Pursuant to the Business Combination Agreement, on April 30, 2025, the Mergers were completed with Iris surviving the SPAC Merger as a direct wholly-owned subsidiary of ParentCo. In connection with the completion of the Mergers, the Amended Note issued to Iris (see Note 7) were netted as Iris and Liminatus are now one consolidated entity.

Iris Parent Holding Corp
Subsequent Events

Note 5. Subsequent Events

The Company has completed an evaluation of all subsequent events through the date of this filing to ensure that these unaudited condensed consolidated financial statements include appropriate disclosure of events both recognized in the unaudited condensed consolidated financial statements and events which occurred but were not recognized in the unaudited condensed consolidated financial statements.

On May 29, 2025, the Company received a notice from the Nasdaq Listing Qualifications Department of The Nasdaq Stock Market LLC indicating that the Company was no longer in compliance with Nasdaq Listing Rule 5250(c)(1) due to the delay in filing its Quarterly Report on Form 10-Q for the period ended March 31, 2025. As a result of the filing of this Form 10-Q, the Company believes it has now regained compliance with the continued listing requirements of Nasdaq.

Note 5. Subsequent Events

The Company has completed an evaluation of all subsequent events through the date of this filing to ensure that these consolidated financial statements include appropriate disclosure of events both recognized in the consolidated financial statements and events which occurred but were not recognized in the consolidated financial statements. No subsequent events were identified other than the closing of the Business Combination, as discussed Note 1.